Note 5 - Property and Equipment (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Depreciation	$ 1,633,704	$ 2,574,875	$ 5,397,098	$ 7,524,097	$ 9,417,612	$ 9,251,311